Long-Term Employee Benefit Liabilities - Long-Term Employee Benefit Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
Defined benefit pension plans and other	$ 184	$ 264
Termination and long service arrangements	381	368
Retirement medical benefits plans	27	31
Other long-term employee benefits	5	7
Long-term employee benefit obligations	$ 597	$ 670